Employee Benefits - Schedule of Changes in Fair Value of Plan Assets (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the year	¥ (124,453)
Balance at end of the year	(111,362)	¥ (124,453)
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the year	333,392	290,714
Interest income on plan assets	3,016	2,540
Remeasurement of defined benefit plans Return on plan assets	(85)	40,902
Contributions by the employer	7,581	7,940
Contributions by the employees	2,297	2,307
Benefits paid	(15,084)	(14,291)
Effect of business combinations and disposals	0	(1,218)
Foreign currency translation differences	11,387	4,498
Balance at end of the year	¥ 342,503	¥ 333,392